Note 19 - Financial Instruments (Details) - Summary of Derivative Fair Values - USD ($) $ in Thousands		12 Months Ended
	Jun. 16, 2014	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Warrants		$ 3,216
Warrants	87.55%	88.47%	90.49%
Fair Value, Inputs, Level 3 [Member] | Financial Instrument Warrants [Member] | Non Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Warrants		$ 3,216	$ 2,599
Warrants		88.47%	86.71%